Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (140,792)	$ (22,269)	¥ (161,359)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(118,176)	(18,692)	(89,925)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	19,758	3,125	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(11,472)	(1,814)	(11,472)
Fair value reserve of financial assets at FVOCI
Disclosure of other components of equity [line items]
Other components of equity	¥ (30,902)	$ (4,888)	¥ (79,720)